FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2020 USD ($)
Assets:
Marketable securities held in Trust Account	$ 91,997,501
Liabilities:
Warrant Liability	3,404,014
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	91,997,501
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liability	3,250,667
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liability	$ 153,347